Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (86,520)	$ (94,602)
Fair value	(104,836)	(118,536)
Australian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(324)	(846)
Fair value	(366)	(964)
Brazilian Real [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(420)	(578)
Fair value	(419)	(578)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(626)	(613)
Fair value	(605)	(633)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(21,654)	(26,092)
Fair value	(23,801)	(29,809)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(3,611)	(3,655)
Fair value	(3,913)	(4,301)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(59,399)	(62,340)
Fair value	(75,261)	(81,771)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(486)	(479)
Fair value	$ (471)	$ (480)